Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Time and bareboat charters (operating leases)	$ 355,076	$ 227,464	$ 184,091
Total	355,076	227,464	184,091
Time and bareboat charters (operating leases) [Member]
Time and bareboat charters (operating leases)	355,076	216,506	168,982
Voyage charters [Member]
Voyage charters	$ 0	$ 10,958	$ 15,109